Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Parties

Note 8 – Related Parties

1.	As of December 31, 2022, and 2021, the Company had an accrual in the amount of approximately $0.2 million and $0.6 million, respectively, pursuant to an employment agreement with its officers and directors’ fee.

2.	During 2022, 2021 and 2020, the Company recorded salary expenses, stock-based compensation expenses and directors’ fee to its related parties in the amount of $2.8 million, $4.1 million and $3.5 million respectively.